INTANGIBLE ASSETS AND GOODWILL - NARRATIVE (Details) - Indonesia Cash Generating Units	Jun. 28, 2024
Financial forecast of cash inflows (outflows) for cash-generating unit, measurement input
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.011)
Discount rate, measurement input
Disclosure of information for cash-generating units [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.008